Financial Instruments Fair Value Disclosures - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Financial Assets
Non-current trade receivables	€ 2,375	€ 2,432
Other non-current assets	231	257
Trade receivables and other current assets		558
Short-term investments		0
Cash and cash equivalents	26,692	39,338	€ 33,668	€ 40,542
At fair value [member]
Financial Assets
Non-current trade receivables	2,375	2,432
Other non-current assets	231	257
Trade receivables and other current assets	972
Short-term investments	0	0
Cash and cash equivalents	26,692	39,338
Total	30,272	42,586
Financial Liabilities
Bank loans	91	229
RCA's liability	5,151	4,484
Trade payables	5,782	6,969
Total	€ 11,024	€ 11,682